TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
	Year ended December 31,
	2023	2022	2021

Income (loss) before taxes as reported in the statements of operations	$(1,329)	$1,625	$70

Tax rate	23%	23%	23%

Theoretical tax	$(306)	$374	$16

Increase (decrease) in taxes:

Non-deductible items	202	177	77
Losses and other items for which a valuation allowance was provided	286	230	599
Repatriation of undistributed earnings	(260)	-	516
Realization of carryforward tax losses for which valuation allowance was provided	-	(175)	-
Changes in valuation allowance	-	(1,362)	(113)
Tax rate differences in subsidiaries and benefit from reduced tax rates	(7)	110	43
Provision for uncertain tax positions	140	(993)	126
Taxes in respect of prior years	(80)	(562)	1
Investment tax credit	(68)	(204)	(141)
Other	53	1	1,137

Taxes on income (tax benefit) in the statements of operations	$(40)	$(2,404)	$2,261

Schedule of Income Taxes
	Year ended December 31,
	2023	2022	2021

Current	$(239)	$(899)	$1,846
Deferred	199	(1,505)	415

	$(40)	$(2,404)	$2,261

Domestic	$(28)	$(1,583)	$1,707
Foreign	(12)	(821)	554

	$(40)	$(2,404)	$2,261

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2023	2022
Deferred tax assets:

Operating losses carry forwards	$2,288	$3,548
Reserves, tax allowances, capital losses carry forwards, operating lease and others	4,840	4,029

Total deferred taxes before valuation allowance	7,128	7,577
Valuation allowance	(5,184)	(5,045)

Deferred tax assets, net:	1,944	2,532

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(595)	(721)
Undistributed earnings of subsidiaries	(430)	(695)

Deferred tax liabilities:	(1,025)	(1,416)

Net deferred tax assets (liability)	$919	$1,116

Domestic	$(430)	$(695)

Foreign	$1,349	$1,811

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2023	2022	2021

Domestic	$(992)	$(2,182)	$(2,608)
Foreign	(337)	3,807	2,678

	$(1,329)	$1,625	$70

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2023	2022

Balance at the beginning of the year	$1,053	$2,003

Additions based on tax positions taken related to the current year	148	94
Reduction related to expirations of statute of limitations or settlements of tax matters	(92)	(1,087)
Foreign currency translation adjustments	4	43

Balance at the end of the year	$1,113	$1,053